SPECIAL NEWS FOR TAX WISE MONEY READERS

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DISCOVER THE SAFE,

HIGHER YIELDING,

TAX-ADVANTAGED

SOLUTION FOR YOUR SAVINGS

Don't miss this opportunity to earn more.                   (Graphics: Picture
Put the U.S. Government Securities Savings Fund to            of Frank Holmes)
work for you.

Dear Investor,

Do you want to MAKE MORE MONEY, PROTECT YOUR INVESTMENT CAPITAL and HAVE INSTANT ACCESS to your cash?

For a high yield in a safe haven, look to the U.S. GOVERNMENT SECURITIES SAVINGS FUND. It's a winning combination of CONSISTENT SUPERIOR PERFORMANCE, SAFETY AND CONVENIENCE which has made our Fund the best government money market fund over the last five years. It offers one of the highest money fund yields in the nation.

The Fund has a "safety first" investment philosophy dedicated to providing higher yields without jeopardizing safety. It invests in securities issued by America's credit-worthy government agencies. By holding obligations of the Federal Home Loan Bank, the Student Loan Marketing Association and the Federal Farm Credit Bank, you are investing in America. You can feel good about your investment because these agencies make loans to students for their education, to first-time homeowners to buy a house, and to farmers who feed the American
economy.                                                (continued  inside)

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NOW EARN MORE

5.43% 7-day effective yield
      as of 6/30/97

5.29% 7-day current yield

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HOW YOU BENEFIT:

(X)      You earn one of the highest yields in the nation.

(X) You can count on the superior safety of U.S. government and agency securities.

(X)      You earn daily dividend income free of state taxes.

(X)      Your yield is higher because we guarantee low expenses.

(X) Your money is instantly accessible with free checkwriting and telephone redemption privileges.

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NO STATE TAXES

As an added bonus, these government securities are exempt from state taxes. So, the income you earn from your investment in the U.S. Government Securities Savings Fund will be exempt from state and local income taxes. You will effectively earn more, since your returns won't be reduced by your state's tax bite.

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     DO YOU PAY STATE INCOME TAXES?  WOULD YOU LIKE A TAX BREAK?

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                 (GRAPHICS:  PICTURE OF THE UNITED STATES)


     All states in color have state income taxes. If you live in one of these states, you will earn a higher after-tax yield in the U.S. government Securities Savings Fund because dividend income will be exempt from state and local taxes.

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     TAX-EQUIVALENT YIELDS FOR SELECTED AREAS

                                             If the fund earns:
     City/State Highest                      4.00%     5.00%     6.00%
     Marginal Tax Rate:                      Your state-tax equivalent
                                                 yield would be

     Massachusetts  12.00%                   4.55%     5.68%     6.82%
     New York - City & State  11.275%        4.51%     5.64%     6.75%
     California  11.00%                      4.49%     5.62%     6.74%
     New York State  7.875%                  4.34%     5.43%     6.51%

     The above tax rates are applicable only to certain tax brackets. Your rate may vary depending on your state laws and personal income levels. For an exact tax equivalent yield consult your tax advisor.
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MORE BENEFITS

You will always have instant access to your money, as well as many other shareholder benefits, including free checkwriting, 24- hour toll-free automated account access, convenient direct deposit and unlimited telephone exchanges.

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GUARANTEED
         LOW EXPENSES

To demonstrate our commitment to high yields, U.S. Global Investors guarantees the U.S. Government Securities Savings Fund's total fund operating expenses (as a percentage of net assets) will not exceed 0.40% at least until June 30, 1998. Guaranteed.
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CONSISTENT SUPERIOR                              (graphics: picture of a Lipper
           PERFORMANCE                              Performance Certificate)

The U.S. Government Securities Savings Fund ranks among the top U.S. government money market funds for the past five years.
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FEATURED IN:  * Adrian Day's Investment Analyst          * The MoneyLetter
              * Jay Schabacker's Mutual Fund Investing   * Money Market Insight
              * Money magazine                           * The Money Fund Letter
              * Personal Finance

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Don't settle for less.  Start earning more today.  To receive a free fund guide,
simply  return  the  coupon  below.  Or  for  immediate  service,   please  call
1-800-557-2297 ext. 220. An investor representative is waiting to answer your questions.

Sincerely,

/S/Frank Holmes

Frank Holmes
Chairman & CEO

P.S. The U.S. Government Securities Savings Funds makes an ideal safe investment for your IRA. If you transfer $10,000 or more to an IRA account in the Fund, we will waive the annual custodial fee for the life of your account. Please call 1-800-557-2297 ext. 220 today for a free IRA investment guide and fund prospectus.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                        (company logo)

(x)  Yes,     please rush me a FREE investment guide and application to
              earn more in the U.S. Government Securities Savings Fund.
              (X)  Please enclose an IRA investment guide.

________________________________________________________________________________
Name
________________________________________________________________________________
Street Address
________________________________________________________________________________
City              State             Zip Code
________________________________________________________________________________
Telephone         E-mail Address                                      TWI363

(page 4)
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               Is the
                    Stock Market
                          making you
                                    NERVOUS?

               When you're ready to take partial profits and
               need a safe haven, make sure your assets keep growing. The U.S. Government Securities Savings Fund provides a consistently higher yield and instant liquidity. The funds invests 100% in U.S. Government securities for added safety. And the Fund consistently ranks among the highest yielding government money market funds according to Lipper Analytical Services.
               --------------------------------------------------


(company logo) U.S.  Global  Investors is an acclaimed  mutual fund  management company founded in 1968 and based in San Antonio, Texas. Today we manage $1.5 billion in more than 120,000 shareholder accounts.

________________________________________________________________________________

The U.S. Government Securities Savings Fund was ranked #1 out of 78 government money market funds by Lipper Analytical Services for the five year period ending 12/31/96. Lipper Analytical Services ranked the U.S. Government Securities Savings Fund #5 and #2 for the one- and five-year periods ended 6/30/97 out of 114 and 82 government money market funds, respectively. Like all other mutual funds, Fund shares are not backed by the U.S. Government or its agencies; however, the securities it invests in are. The Fund's Advisor has guaranteed total fund operating expenses (as a percentage of net assets) will not exceed 0.40% until 6/30/98, or until such later date as the Advisor determines. The Fund's Advisor subsidized certain Fund expenses, enhancing the yield. The Fund is managed to maintain a stable $1 per share value; however, there is no assurance it will be able to do so. For a free prospectus containing more complete information, including charges and expenses, call 1-800-US-FUNDS. Please read the prospectus carefully before investing. Past performance is no
guarantee of future results.                                         TWI363
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(front of postcard)
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                                                                NO POSTAGE
                                                            NECESSARY IF MAILED
                                                           IN THE UNITED STATES
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                    -----------------------------------------------
                    BUSINESS REPLY MAIL
                    FIRST-CLASS MAIL PERMIT NO. 394 SAN ANTONIO TX
                    -----------------------------------------------
                            POSTAGE WILL BE PAID BY ADDRESSEE


                             U.S. GLOBAL INVESTORS
                             PO BOX 781234
                             SAN ANTONIO TX  78278-9971

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